Related Party Transactions	12 Months Ended
Nov. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

16. Related Party Transactions

As at November 30, 2022 due to parent consisted of an intercompany loan payable to GoldMining Inc. in the amount of $677,783. Amounts previously due to BRI Alaska Holdings were assumed by GoldMining at the time BRI Alaska Holdings was dissolved in September 2022. As at November 30, 2021 and 2020 due to parent consisted of an intercompany loan payable to BRI Alaska Holdings in the amount of $494,481.

During the years presented, we shared personnel, including key management personnel, office space, equipment, and various administrative services with other companies, including GoldMining. Costs incurred by GoldMining were allocated between its related subsidiaries based on an estimate of time incurred and use of services and are charged at cost.

For the year ended November 30, 2022, we received general cash contributions from GoldMining of $nil ($2,500 for 2021 and $1,660 for 2020). Additional cash contributions from GoldMining include payment of prepaid expenses of $nil for 2022 ($9,987 for 2021 and $nil for 2020) and expenses in the amount of $nil for 2022 ($260,249 for 2021 and $371,628 for 2020) incurred by the Company and paid by GoldMining on our behalf. A further $147,349 for 2022 ($98,892 for 2021 and $114,554 for 2020) in expenses were allocated from GoldMining to the Company. Out of the allocated costs, $60,065 for 2022 ($50,540 for 2021 and $59,625 for 2020) were noncash share-based compensation costs. The allocated costs were paid by GoldMining through BRI Alaska Holdings until September 23, 2022, the date BRI Alaska Holdings was dissolved. Until BRI Alaska Holdings was dissolved, it was a subsidiary of GoldMining and the direct parent of the Company. As mentioned above, GoldMining was the ultimate parent company of U.S. GoldMining Inc. until September 23, 2022, at which point it became the direct parent of the Company.

For the year ended November 30, 2022, repayable amounts advanced to us and paid on our behalf by GoldMining totaled $1,341,445 ($nil for 2021 and $nil for 2020), of which $1,158,143 was settled against the Funding Commitment (Note 3). These amounts were recorded through an intercompany loan payable account as there is an obligation for these amounts to be repaid to GoldMining. The $147,349 in allocated costs from GoldMining were treated as a capital contribution, as there is no obligation or intent regarding the repayment of such amounts by the Company.

For the years ended November 30, 2021 and 2020, all of the aforementioned amounts were recognized in additional paid-in capital as there was no obligation or intent regarding the repayment of such amounts by the Company.

During the year ended November 30, 2020, GoldMining agreed to cause us to issue a 1.0% NSR royalty on our Whistler Project to GRC, which was a majority owned subsidiary of GoldMining at the time (Note 3).

For the year ended November 30, 2022, GoldMining paid $nil ($316,214 for 2021 and $nil for 2020) in qualified expenditures on behalf of the Company. Additionally, the Company declared a return of capital to GoldMining of $1,096,343, which resulted in federal withholding taxes payable of $173,889, of which $57,702 was paid during the year ended November 30, 2022. Pursuant to the return of capital, a note payable was issued to GoldMining in the amount of $1,096,343, which was subsequently retired as a part of the settlement of the remaining Funding Commitment to the Company in the amount of $2,254,286, which included the settlement of amounts previously advanced by GoldMining to us in the amount of $1,158,143 (Note 3).

Related party transactions are based on the amounts agreed to by the parties. During the years ended November 30, 2022, 2021 and 2020, we did not enter into any contracts or undertake any commitment or obligation with any related parties other than as described herein.